Share-based compensation - Summary of Performance Share Unit Plan (Detail) - PSU Plan [member] - Options granted from June 2017 [member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	896,690	949,040
Granted	271,940	239,360
Vested	(532,720)	(291,710)
Outstanding, end of year	635,910	896,690